EQUITY - Schedule of Company Shareholding Structure (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
% economic participation	100.00%	100.00%
David Neeleman
Disclosure of classes of share capital [line items]
% economic participation	2.90%	4.50%
Shareholders Trip
Disclosure of classes of share capital [line items]
% economic participation	1.40%	2.90%
Ballyfin Aviation II
Disclosure of classes of share capital [line items]
% economic participation	5.60%	0.00%
United Airlines Inc
Disclosure of classes of share capital [line items]
% economic participation	2.00%	5.40%
Others
Disclosure of classes of share capital [line items]
% economic participation	88.10%	87.10%
Treasury shares
Disclosure of classes of share capital [line items]
% economic participation	0.00%	0.10%
Common shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	100.00%	100.00%
Common shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	67.00%	67.00%
Common shares | Shareholders Trip
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	33.00%	33.00%
Common shares | Ballyfin Aviation II
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | United Airlines Inc
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Others
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Treasury shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Preferred shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	100.00%	100.00%
Preferred shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.80%	2.20%
Preferred shares | Shareholders Trip
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.70%	1.80%
Preferred shares | Ballyfin Aviation II
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	5.70%	0.00%
Preferred shares | United Airlines Inc
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	2.10%	5.50%
Preferred shares | Others
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	90.70%	90.40%
Preferred shares | Treasury shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.10%